Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details) (Israeli Ministry Of Defense)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Israeli Ministry Of Defense
Revenue, Major Customer [Line Items]
Percentage of total revenues	16.00%	22.00%	15.00%